7. INVENTORIES	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
7. INVENTORIES

Inventories were $393,474 and $454,588 as of June 30, 2012 and September 30, 2011, respectively. Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale. There is a $10,000 reserve for impaired inventory as of June 30, 2012 and September 30, 2011.

Inventories were $454,588 and $622,770 as of September 30, 2011 and 2010, respectively. Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale. There is no provision for impaired inventory as of September 30, 2011 and 2010.